Annual Total Returns [BarChart] - PGIM QMA US Broad Market Index Fund - Class R6	Oct. 01, 2020 [1]
Bar Chart Table:
Annual Return 2017	20.90%
Annual Return 2018	(5.12%)
Annual Return 2019	30.70%

[1]	The Fund's total return from January 1, 2020 to June 30, 2020 was -3.64%.